Debt, term loan facility (Details) (U.S. Cellular Term loan facility, U.S. Cellular, Subsequent event, USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Feb. 25, 2015		Dec. 31, 2014
Subsequent events
Subsequent event, description			On January 21, 2015, U.S. Cellular entered into a term loan credit facility relating to $225.0 million in debt. The term loan must be drawn in one or more advances by the six month anniversary of the date of the agreement; amounts not drawn by that time will cease to be available. Amounts repaid or prepaid under the term loan facility may not be reborrowed. The term loan is available for general corporate purposes, including working capital, spectrum purchases and capital expenditures. The term loan is unsecured except for a lien on all investments in equity which U.S. Cellular may have in the loan administrative agent, CoBank ACB, subject to certain limitations.
Term loan
Maximum borrowing capacity	$ 225.0
Amount available for use	$ 225.0
Hypothetical Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread	2.67%	[1]
Sample LIBOR rate	0.17%	[1]
Contractual spread	2.50%	[1]
Agreement date	Jan. 21, 2015
Maturity date	Jan. 21, 2022	[2]
Payment terms			Principal amounts outstanding on the term loan facility will be due and payable quarterly in equal installments beginning on the last day of the fifth fiscal quarter ending after the agreement date, in an amount equal to 1.25% of the aggregate term loan facility commitment. Any amounts owing under the term loan facility not previously repaid will be due and payable on the maturity date.
Subordination agreement description			In connection with U.S. Cellular’s term credit facility, TDS and U.S. Cellular entered into a subordination agreement dated January 21, 2015 together with the administrative agent for the lenders under U.S. Cellular’s term loan credit agreement, which is substantially the same as the subordination agreement in the U.S. Cellular revolving credit facility described above. As of February 25, 2015, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan facility pursuant to this subordination agreement.
Minimum
Term loan
Range of commitment fees on amount available for use	0.13%	[3]
Maximum
Term loan
Range of commitment fees on amount available for use	0.30%	[3]

[1]	Borrowings under the term loan credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the term loan facility.
[2]	Principal amounts outstanding on the term loan facility will be due and payable quarterly in equal installments beginning on the last day of the fifth fiscal quarter ending after the agreement date, in an amount equal to 1.25% of the aggregate term loan facility commitment. Any amounts owing under the term loan facility not previously repaid will be due and payable on the maturity date.
[3]	The term loan credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.